Note 11 - Income Taxes (Tables)	6 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Six-Months Ended December 31,		Year Ended June 30,
	2014	2013	2014	2013
		(Unaudited)
	(In thousands)
Current income tax expense (benefit):
Federal	$(91)	$(445)	$7	$(394)
State	(30)	54	93	(99)
	(121)	(391)	100	(493)
Deferred income tax expense (benefit):
Federal	120	638	408	(384)
State	58	14	40	(110)
	178	652	448	(494)
	$57	$261	$548	$(987)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Six-months ended December 31,
	2014		2013
	Amount	% of Pretax Income	Amount	% of Pretax Income
			(Unaudited)

Federal income tax at statutory rate	$93	34.0%	$258	34.0%
State tax, net of federal benefit	19	6.9	45	5.9
Bank Owned Life Insurance	(38)	(13.7)	(37)	(4.9)
ESOP and stock-based compensation	(19)	(6.9)	(6)	(0.8)
Other	2	0.5	1	0.1
	$57	20.8%	$261	34.3%
	Year ended June 30,
	2014		2013
	Amount	% of Pretax Income	Amount	% of Pretax Income

Federal income tax at statutory rate	$522	34.0%	$(807)	34.0%
State tax, net of federal benefit	88	5.8	(138)	5.8
Bank Owned Life Insurance	(74)	(4.8)	(69)	2.9
ESOP and stock-based compensation	(19)	(1.3)	57	(2.4)
Other	31	2.0	(30)	1.3
	$548	35.7%	$(987)	41.6%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	At December 31,	At June 30,
	2014	2014	2013
	(In thousands)
Deferred tax assets:
Allowances for losses on loans and commitments	$1,463	$1,484	$1,717
Uncollected interest	106	142	425
Benefit plans	967	983	941
Benefit plans AOCI	50	24	21
Restricted stock award	33	72	72
Other	66	63	56
	2,685	2,768	3,232
Deferred tax liabilities
Depreciation	(217)	(148)	(166)
Net deferred tax asset included in other assets	$2,468	$2,620	$3,066